Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income before noncontrolling interests	$ 3,655	$ 18,238	$ 12,934
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Net (income)/loss from discontinued operations	(723)	(480)	2,512
Depreciation and amortization	17,246	14,184	9,501
Stock-based compensation expense	2,638	2,328	1,384
Deferred income tax (benefit)/expense	(3,027)	(3,973)	144
Realized loss on investments, net	41	59	21
Equity affiliates' earnings	(2,647)	(693)	(2,576)
Equity affiliates' dividends received	2,170	175	2,600
Loss on disposal of fixed assets	143	274	391
Changes in assets and liabilities:
Decrease/(increase) in receivables	17,429	(2,864)	10,643
(Increase)/decrease in unbilled revenues	(349)	(3,960)	2,827
Decrease/(increase) in prepaids and other assets, net	5,662	(1,059)	(1,542)
(Decrease)/increase in accounts payable	(3,048)	2,166	(990)
Decrease in billings in excess of revenues	(1,849)	(1,964)	(5,537)
Decrease in accrued expenses	(2,229)	(6,046)	(4,713)
Net cash provided by continuing operations	35,112	16,385	27,599
Net cash used in discontinued operations	(85)	(669)	(526)
Net cash provided by operating activities	35,027	15,716	27,073
Cash Flows from Investing Activities
Additions to property, plant and equipment	(3,727)	(3,197)	(6,213)
Acquisitions of businesses, net of cash acquired	(1,000)	(51,358)	(52,381)
Purchase of available-for-sale securities	(801)	(9,046)	(13,564)
Sale of available-for-sale securities	13,130	6,429	5,888
Purchase of short-term investments			(250)
Maturity of short term investments			2,750
Proceeds from sale of fixed assets	97
Net cash provided by/(used in) continuing operations	7,699	(57,172)	(63,770)
Net cash provided by discontinued operations			9,965
Net cash provided by/(used in) investing activities	7,699	(57,172)	(53,805)
Cash Flows from Financing Activities
Dividends paid	(1,351)
Proceeds from employee stock purchases and exercise of stock options	1,084	1,253	50
Noncontrolling interest distributions	(987)	(939)	(353)
Treasury stock purchases	(155)	(86)
Payments on capital lease obligations		(165)	(160)
Debt issuance costs			(621)
Net cash (used in)/provided by financing activities	(1,409)	63	(1,084)
Net increase/(decrease) in cash and cash equivalents	41,317	(41,393)	(27,816)
Cash and cash equivalents, beginning of year	36,050	77,443	105,259
Cash and cash equivalents, end of year	$ 77,367	$ 36,050	$ 77,443